Annual Total Returns	Sep. 30, 2024
Eaton Vance California Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance California Municipal Opportunities Fund | Class A
Bar Chart Table:
2015	4.63%
2016	0.70%
2017	4.57%
2018	1.06%
2019	7.92%
2020	5.32%
2021	0.51%
2022	(7.76%)
2023	6.42%
2024	2.67%
Eaton Vance Massachusetts Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Massachusetts Municipal Income Fund | Class A
Bar Chart Table:
2015	3.36%
2016	(0.70%)
2017	4.57%
2018	0.32%
2019	6.25%
2020	4.43%
2021	0.25%
2022	(9.70%)
2023	5.71%
2024	0.55%
Eaton Vance National Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance National Municipal Income Fund | Class A
Bar Chart Table:
2015	4.30%
2016	1.71%
2017	4.67%
2018	1.78%
2019	7.88%
2020	5.79%
2021	1.47%
2022	(9.93%)
2023	7.70%
2024	1.94%
Eaton Vance New York Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance New York Municipal Income Fund | Class A
Bar Chart Table:
2015	3.90%
2016	0.37%
2017	5.03%
2018	0.37%
2019	7.59%
2020	5.54%
2021	1.47%
2022	(10.24%)
2023	8.16%
2024	1.23%
Eaton Vance Ohio Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Ohio Municipal Income Fund | Class A
Bar Chart Table:
2015	3.48%
2016	0.47%
2017	4.53%
2018	0.88%
2019	7.56%
2020	5.42%
2021	0.94%
2022	(8.31%)
2023	5.40%
2024	1.13%